COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2013 are as follows:

2014	$446
2015	277
2016	214
2017	220
2018	37

$1,194

Total rent expenses for the years ended December 31, 2013, 2012 and 2011 were approximately $ 370, $ 527 and $ 717, respectively.